Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities
Net loss	$ (868,169)	$ (111,592)	$ (58,029)	$ (28,673)
Changes in operating assets and liabilities:
Accrual	(69,629)	(8,950)	69,629
Net cash (used in) generated from operating activities	(937,798)	(120,542)	11,600	(28,673)
Net cash generated from investing activities
Proceeds from IPO, net	67,406,579	8,664,196
Changes in amount due from a subsidiary	(67,871,395)	(8,723,941)
Changes in amount due to subsidiaries	1,498,483	192,610	(11,600)	28,673
Net cash generated from (used in) financing activities	1,033,667	132,865	(11,600)	28,673
Net increase in cash and cash equivalents	95,869	12,323
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year	$ 95,869	$ 12,323